Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
6.	Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which is generally three to five years. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter.

In connection with our determination in 2012 to discontinue independent development of ANX-514, we assessed the classification and recoverability, at the end of each fiscal quarter, of certain equipment held and used in research and development-related manufacturing of ANX-514 (the “ANX-514 equipment”) by our contract manufacturer. The original cost of the ANX-514 equipment was $0.6 million. We determined, based on an independent appraisal, that the carrying amount of the ANX-514 equipment exceeded its estimated fair value and was not recoverable. For the year ended December 31, 2012, we recorded an impairment loss of $0.4 million, which was the difference between the carrying amount and estimated fair value at December 31, 2012, as a research and development expense in our consolidated statement of operations and comprehensive income/(loss). The ANX-514 equipment was not classified separately as “held for sale” as of December 31, 2012 because the criteria for that classification, as set forth in ASC Topic 360-10, Property, Plant and Equipment – Overall, were not met.

In April 2013, in connection with reaching an agreement with our contract manufacturer regarding final payment for ANX-514 research-related manufacturing activities, we agreed to assign ownership of the ANX-514 equipment to the contract manufacturer. Accordingly, we disposed of the ANX-514 equipment in April 2013.

6.	Property and Equipment

Property and equipment at December 31, 2012 and 2011 were as follows:

	Useful Lives	2012	2011
Office furniture, computer and lab equipment	3 -5 years	$421,494	$280,839
Computer software	3 years	62,509	63,016
Leasehold improvements	1 year	34,900	34,900
Equipment in progress	n/a	—	359,897

		518,903	738,652
Less accumulated depreciation and amortization		(320,545)	(274,187)

Property and equipment, net		$198,358	$464,465

Equipment in progress at December 31, 2011 relates to equipment purchased by us for use by a third party vendor in the manufacturing of ANX-514. This equipment was put into service in 2012.

Depreciation and amortization expense was $90,047 and $37,570 for the years ended December 31, 2012 and 2011, respectively.

In connection with our determination in 2012 to discontinue independent development of ANX-514, we assessed the classification and recoverability, at the end of each fiscal quarter, of certain equipment held and used in research and development-related manufacturing of ANX-514, which is classified in the table above as “lab equipment.” The original cost of the equipment was $0.6 million. We determined, based on an independent appraisal, that the carrying amount of the equipment exceeded its estimated fair value and was not recoverable. For the year ended December 31, 2012, we recorded an impairment loss of $0.4 million, which was the difference between the carrying amount and estimated fair value at December 31, 2012, as a research and development expense in our consolidated statement of operations and comprehensive income/(loss). The equipment was not classified separately as “held for sale” because the criteria for that classification, as set forth in ASC Topic 360-10, Property, Plant and Equipment – Overall, were not met as of December 31, 2012.